Related Party Transactions (Details) - Moringa Acquisition Corp [Member] - USD ($) $ in Thousands	1 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Dec. 16, 2020	Sep. 30, 2022	Dec. 31, 2020	Jan. 27, 2022	Dec. 31, 2021	Dec. 23, 2021	Aug. 09, 2021	Dec. 09, 2020
Related Party Transactions (Details) [Line Items]
Promissory notes						$ 300
Administrative Services Agreement [Member]
Related Party Transactions (Details) [Line Items]
Administrative monthly payments			$ 10
Accrued agreement							$ 10
Related party balance				$ 10
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Principal amount										$ 300
Promissory notes					$ 170			$ 300
Prior period additional					$ 150
Additional amount		$ 20
Repaid of promissory note	$ 170
Additional borrowed value				$ 700
Second Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Withdraw amount									$ 1,000